SUPPLEMENT DATED MAY 29, 2015

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2014

This supplement revises the Pacific Life Funds Class P Shares prospectus dated August 1, 2014, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “Pacific Select Distributors, Inc.” are changed to “Pacific Select Distributors, LLC.”

Disclosure Changes to the Fund Summaries section

PF Inflation Managed Fund – The “Portfolio Manager and Primary Title with Sub-Adviser” table for the Pacific Investment Management Company LLC portion of the Management subsection is deleted and replaced with the following:

Pacific Investment Management Company LLC

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Mihir P. Worah, Chief Investment Officer of Real Return and Asset Allocation, Managing Director and Portfolio Manager	Since 2008
Jeremie Banet, Executive Vice President and Portfolio Manager	Since 2015

PF Managed Bond Fund – The “Portfolio Manager and Primary Title with Sub-Adviser” table for the Western Asset Management Company portion of the Management subsection is deleted and replaced with the following:

Western Asset Management Company

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
S. Kenneth Leech, Chief Investment Officer	Since 2014
Michael C. Buchanan, CFA, Deputy Chief Investment Officer	Since 2014
Carl L. Eichstaedt, CFA Portfolio Manager	Since 2014
Chia-Liang Lian, CFA, Portfolio Manager	Since 2015
Mark S. Lindbloom, Portfolio Manager	Since 2014

PF Short Duration Bond Fund – The Management subsection and “Portfolio Manager and Primary Title with Sub-Adviser” table within that subsection are deleted and replaced with the following:

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – T. Rowe Price Associates, Inc. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Edward A. Wiese, CFA, Vice President	Since 2011
Michael F. Reinartz, CFA, Vice President	Since 2015

Disclosure Changes to the About Management section

PF Inflation Managed Fund – The following is added to the table for Pacific Investment Management Company LLC within the PF Inflation Managed Fund subsection:

Jeremie Banet	Executive vice president of PIMCO since 2011 and portfolio manager of PIMCO’s real return team since 2014. Prior to joining PIMCO, Mr. Banet worked on U.S. inflation trading at Nomura from 2010 to 2011 and was head of U.S. inflation trading with BNP Paribas from 2006 to 2010. Mr. Banet has over 14 years of investment experience. Mr. Banet has an undergraduate degree and a master’s from Paris IX Dauphine University.

PF Short Duration Bond Fund – The following is added to the table for T. Rowe Price Associates, Inc. within the PF Short Duration Bond Fund subsection:

Michael F. Reinartz, CFA	Vice president of T. Rowe Price Group, Inc. and T. Rowe Price since 2010. Mr. Reinartz is a member of T. Rowe Price’s U.S. taxable low duration team and co-portfolio manager of T. Rowe Price’s short-term bond fund and limited-term bond portfolios since January 2015. He joined T. Rowe Price in 1996 and has over 18 years of investment experience. Mr. Reinartz has a BS from Towson University.

PF Managed Bond Fund – References to Keith J. Gardner are deleted from the table for Western Asset Management Company within the PF Managed Bond Fund subsection, and the following is added:

Chia-Liang Lian, CFA	Portfolio manager and head of Western Asset’s emerging markets debt since 2015. He joined Western Asset in 2011 after approximately 6 years with Pacific Investment Management Company (PIMCO), where he served as head of PIMCO’s emerging Asia portfolio management. Mr. Lian has over 21 years of investment experience. Mr. Lian has a BSc from the National University of Singapore.

2

SUPPLEMENT DATED MAY 29, 2015

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R and ADVISOR SHARES DATED AUGUST 1, 2014

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated August 1, 2014, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “Pacific Select Distributors, Inc.” are changed to “Pacific Select Distributors, LLC.”

Effective August 1, 2015, certain changes will be implemented for Pacific Funds Portfolio Optimization Conservative (formerly named PL Portfolio Optimization Conservative Fund), Pacific Funds Portfolio Optimization Moderate-Conservative (formerly named PL Portfolio Optimization Moderate-Conservative Fund), Pacific Funds Portfolio Optimization Moderate (formerly named PL Portfolio Optimization Moderate Fund), Pacific Funds Portfolio Optimization Growth (formerly named PL Portfolio Optimization Moderate-Aggressive Fund) and Pacific Funds Portfolio Optimization Aggressive-Growth (formerly named PL Portfolio Optimization Aggressive Fund) (each a “Fund,” together the “Funds”). The changes are being made to provide additional flexibility to the Funds’ investment adviser (the “Adviser”) in managing the Funds and to more effectively navigate market cycles. More specifically, the principal changes will result in:

•	A move from debt/equity target allocations to debt/equity allocation ranges. The current target allocations and the new allocation ranges, which would apply to each Fund under normal market conditions, are listed below.

Fund	Current Target Allocations	New Allocation Ranges
Conservative	80% debt / 20% equity	60 - 80% Debt / 20 - 40% Equity
Moderate-Conservative	60% debt / 40% equity	50 - 70% Debt / 30 - 50% Equity
Moderate	40% debt / 60% equity	30 - 50% Debt / 50 - 70% Equity
Growth	20% debt / 80% equity	10 - 30% Debt / 70 - 90% Equity
Aggressive-Growth	5% debt / 95% equity	0 - 15% Debt / 85 - 100% Equity

•	The Adviser implementing dynamic positioning for the Funds, which is a more active management style than it has employed in the past. This would mean more frequent allocation adjustments within each Fund’s debt/equity allocation ranges to reflect the Adviser’s shorter term views of the markets or a particular asset class category, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes.

•	The Adviser repositioning each Fund from the current long-term (20-year) investment horizon to a medium term (10-year) investment horizon.

•	An increase in the allocation to equity for Pacific Funds Portfolio Optimization Conservative.

Also effective August 1, 2015, the methodology for the composite benchmarks of the Funds, which are shown in the prospectus to compare to fund performance, will be adjusted so that the percentage weightings of the components of the composite benchmark representing the broad asset classes of debt and equity correspond to the approximate midpoints of the new allocation ranges for debt and equity shown above. As a result, there will be new composite benchmarks for Pacific Funds Portfolio Optimization Conservative and Pacific Funds Portfolio Optimization Aggressive-Growth.

Form No.	PFSUP0515

SUPPLEMENT DATED MAY 29, 2015

TO THE PROSPECTUS FOR PACIFIC FUNDSSM HIGH INCOME

AND PF INTERNATIONAL SMALL-CAP FUND

CLASS P SHARES DATED DECEMBER 31, 2014

This supplement revises the Pacific Funds Class P Shares prospectus dated December 31, 2014 for Pacific Funds High Income and PF International Small-Cap Fund, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The change within this supplement is currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “Pacific Select Distributors, Inc.” are changed to “Pacific Select Distributors, LLC.”

SUPPLEMENT DATED MAY 29, 2015

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2015 for Class P Shares of the Pacific FundsSM Core Income, PF Absolute Return Fund and PF Equity

Long/Short Fund, Dated December 31, 2014 for Class P Shares of the Pacific FundsSM High Income and PF International

Small-Cap Fund and Dated August 1, 2014 for all other Funds

This supplement revises the Pacific Funds Statement of Additional Information dated May 1, 2015 for Class P Shares of the Pacific FundsSM Core Income, PF Absolute Return Fund and PF Equity Long/Short Fund, dated December 31, 2014 for Class P Shares of the Pacific FundsSM High Income and PF International Small-Cap Fund and dated August 1, 2014 for all other Funds, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, in the table below, the information regarding Jeremie Banet is added to PIMCO, and the information regarding Michael F. Reinartz is added to T. Rowe Price. Under Western Asset, information regarding Keith J. Gardner is deleted and replaced with the information regarding Chia-Liang Lian as follows:

Manager, Portfolio Manager(s)	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
PIMCO
Jeremie Banet[4]
Registered Investment Companies	10	$34,725,070,381	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A
T. Rowe Price
Michael F. Reinartz[4]
Registered Investment Companies	7	$11,244,530,254	None	N/A
Other Pooled Investment Vehicles	1	$4,614,563,931	None	N/A
Other Accounts	10	$1,767,520,107	None	N/A
Western Asset
Chia-Liang Lian[4]
Registered Investment Companies	7	$2,540,111,071	None	N/A
Other Pooled Investment Vehicles	44	$14,594,803,729	1	$122,020,991
Other Accounts	159	$35,602,347,648	27	$8,994,998,864

4 Other Accounts Managed information as of March 31, 2015.